PGIM S&P 500 Buffer 12 ETF - December Expense Example - PGIM S&P 500 Buffer 12 ETF - December - No Share Class	Jun. 02, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628